SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2012
Short-Term Debt [Abstract]
Short-term Debt [Text Block]

NOTE 14 - SHORT-TERM BANK LOANS

On June 30, 2011, the Company’s short-term bank borrowings consisted of revolving bank loans of $11,528,465 from several banks. The short-term bank loans were fully repaid during the year ended June 30, 2012.

As of June 30, 2011, the short-term borrowings of $11,528,465 were subject to annual interest rates from 5.85% to 8.1765%, with a weighted average interest rate of 7.37%, of which $6,767,705 was collateralized by a pledge of certain accounts receivable, amounting to $6,767,705. The remaining borrowings were without any guarantee or pledge of assets.

For the years ended June 30, 2010, 2011, and 2012, interest expenses amounted to $91,076, $117,507 and $557,333, respectively.